Convertible Loans (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Loans [Abstract]
Schedule of Convertible Note Accounted as Amortized Cost

The Convertible Note accounted for at amortized cost as of December 31, 2025 consisted of following:

As of December 31, 2025
Convertible note principal	$3,165,000
Original issue discount	(150,000)
Legal cost	(15,000)
Fair value for pre-delivery shares related to the issuance of convertible note	(2,223,100)
Accrued accretion expense	647,731
Accrued coupon interest expense	251,917
Convertible note conversion	(50,000)
Total	$1,626,548